Distribution Date:	09/17/21	UBS Commercial Mortgage Trust 2019-C17
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24-25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90278MAW7	2.006400%	29,683,000.00	21,439,951.51	441,084.48	35,847.60	0.00	0.00	476,932.08	20,998,867.03	30.33%	30.00%
A-2	90278MAX5	2.312500%	8,978,000.00	8,978,000.00	0.00	17,301.35	0.00	0.00	17,301.35	8,978,000.00	30.33%	30.00%
A-SB	90278MAY3	2.865500%	51,293,000.00	51,293,000.00	0.00	122,483.41	0.00	0.00	122,483.41	51,293,000.00	30.33%	30.00%
A-3	90278MAZ0	2.668600%	204,676,000.00	204,676,000.00	0.00	455,165.31	0.00	0.00	455,165.31	204,676,000.00	30.33%	30.00%
A-4	90278MBA4	2.921000%	270,505,000.00	270,505,000.00	0.00	658,454.25	0.00	0.00	658,454.25	270,505,000.00	30.33%	30.00%
A-S	90278MBD8	3.203400%	60,550,000.00	60,550,000.00	0.00	161,638.23	0.00	0.00	161,638.23	60,550,000.00	22.74%	22.50%
B	90278MBE6	3.395200%	36,330,000.00	36,330,000.00	0.00	102,789.68	0.00	0.00	102,789.68	36,330,000.00	18.20%	18.00%
C	90278MBF3	3.758200%	36,330,000.00	36,330,000.00	0.00	113,779.51	0.00	0.00	113,779.51	36,330,000.00	13.65%	13.50%
D	90278MAG2	2.500000%	23,211,000.00	23,211,000.00	0.00	48,356.25	0.00	0.00	48,356.25	23,211,000.00	10.74%	10.63%
E	90278MAJ6	2.500000%	20,184,000.00	20,184,000.00	0.00	42,050.00	0.00	0.00	42,050.00	20,184,000.00	8.21%	8.13%
F	90278MAL1	2.685200%	17,155,000.00	17,155,000.00	0.00	38,387.17	0.00	0.00	38,387.17	17,155,000.00	6.07%	6.00%
G	90278MAN7	2.685200%	9,083,000.00	9,083,000.00	0.00	20,324.73	0.00	0.00	20,324.73	9,083,000.00	4.93%	4.88%
NR-RR* 90278MAQ0		4.401472%	39,358,117.00	39,358,117.00	0.00	114,770.88	0.00	0.00	114,770.88	39,358,117.00	0.00%	0.00%
Z	90278MAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278MAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,336,117.00	799,093,068.51	441,084.48	1,931,348.37	0.00	0.00	2,372,432.85	798,651,984.03

Notional Certificates
X-A	90278MBB2	1.623371%	565,135,000.00	556,891,951.51	0.00	753,368.36	0.00	0.00	753,368.36	556,450,867.03
X-B	90278MBC0	0.994454%	133,210,000.00	133,210,000.00	0.00	110,392.66	0.00	0.00	110,392.66	133,210,000.00
X-D	90278MAA5	1.901472%	43,395,000.00	43,395,000.00	0.00	68,761.98	0.00	0.00	68,761.98	43,395,000.00
X-F	90278MAC1	1.716272%	17,155,000.00	17,155,000.00	0.00	24,535.54	0.00	0.00	24,535.54	17,155,000.00
X-G	90278MAE7	1.716272%	9,083,000.00	9,083,000.00	0.00	12,990.75	0.00	0.00	12,990.75	9,083,000.00
Notional SubTotal			767,978,000.00	759,734,951.51	0.00	970,049.29	0.00	0.00	970,049.29	759,293,867.03

Deal Distribution Total					441,084.48	2,901,397.66	0.00	0.00	3,342,482.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278MAW7	722.29732541	14.85983492	1.20768116	0.00000000	0.00000000	0.00000000	0.00000000	16.06751609	707.43749048
A-2	90278MAX5	1,000.00000000	0.00000000	1.92708287	0.00000000	0.00000000	0.00000000	0.00000000	1.92708287	1,000.00000000
A-SB	90278MAY3	1,000.00000000	0.00000000	2.38791667	0.00000000	0.00000000	0.00000000	0.00000000	2.38791667	1,000.00000000
A-3	90278MAZ0	1,000.00000000	0.00000000	2.22383333	0.00000000	0.00000000	0.00000000	0.00000000	2.22383333	1,000.00000000
A-4	90278MBA4	1,000.00000000	0.00000000	2.43416665	0.00000000	0.00000000	0.00000000	0.00000000	2.43416665	1,000.00000000
A-S	90278MBD8	1,000.00000000	0.00000000	2.66950008	0.00000000	0.00000000	0.00000000	0.00000000	2.66950008	1,000.00000000
B	90278MBE6	1,000.00000000	0.00000000	2.82933333	0.00000000	0.00000000	0.00000000	0.00000000	2.82933333	1,000.00000000
C	90278MBF3	1,000.00000000	0.00000000	3.13183347	0.00000000	0.00000000	0.00000000	0.00000000	3.13183347	1,000.00000000
D	90278MAG2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278MAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278MAL1	1,000.00000000	0.00000000	2.23766657	0.00000000	0.00000000	0.00000000	0.00000000	2.23766657	1,000.00000000
G	90278MAN7	1,000.00000000	0.00000000	2.23766707	0.00000000	0.00000000	0.00000000	0.00000000	2.23766707	1,000.00000000
NR-RR	90278MAQ0	1,000.00000000	0.00000000	2.91606634	0.75182713	9.24140400	0.00000000	0.00000000	2.91606634	1,000.00000000
Z	90278MAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278MAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278MBB2	985.41401879	0.00000000	1.33307680	0.00000000	0.00000000	0.00000000	0.00000000	1.33307680	984.63352479
X-B	90278MBC0	1,000.00000000	0.00000000	0.82871151	0.00000000	0.00000000	0.00000000	0.00000000	0.82871151	1,000.00000000
X-D	90278MAA5	1,000.00000000	0.00000000	1.58455997	0.00000000	0.00000000	0.00000000	0.00000000	1.58455997	1,000.00000000
X-F	90278MAC1	1,000.00000000	0.00000000	1.43022676	0.00000000	0.00000000	0.00000000	0.00000000	1.43022676	1,000.00000000
X-G	90278MAE7	1,000.00000000	0.00000000	1.43022680	0.00000000	0.00000000	0.00000000	0.00000000	1.43022680	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	35,847.60	0.00	35,847.60	0.00	0.00	0.00	35,847.60	0.00
A-2	08/01/21 - 08/30/21	30	0.00	17,301.35	0.00	17,301.35	0.00	0.00	0.00	17,301.35	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	122,483.41	0.00	122,483.41	0.00	0.00	0.00	122,483.41	0.00
A-3	08/01/21 - 08/30/21	30	0.00	455,165.31	0.00	455,165.31	0.00	0.00	0.00	455,165.31	0.00
A-4	08/01/21 - 08/30/21	30	0.00	658,454.25	0.00	658,454.25	0.00	0.00	0.00	658,454.25	0.00
X-A	08/01/21 - 08/30/21	30	0.00	753,368.36	0.00	753,368.36	0.00	0.00	0.00	753,368.36	0.00
X-B	08/01/21 - 08/30/21	30	0.00	110,392.66	0.00	110,392.66	0.00	0.00	0.00	110,392.66	0.00
X-D	08/01/21 - 08/30/21	30	0.00	68,761.98	0.00	68,761.98	0.00	0.00	0.00	68,761.98	0.00
X-F	08/01/21 - 08/30/21	30	0.00	24,535.54	0.00	24,535.54	0.00	0.00	0.00	24,535.54	0.00
X-G	08/01/21 - 08/30/21	30	0.00	12,990.75	0.00	12,990.75	0.00	0.00	0.00	12,990.75	0.00
A-S	08/01/21 - 08/30/21	30	0.00	161,638.23	0.00	161,638.23	0.00	0.00	0.00	161,638.23	0.00
B	08/01/21 - 08/30/21	30	0.00	102,789.68	0.00	102,789.68	0.00	0.00	0.00	102,789.68	0.00
C	08/01/21 - 08/30/21	30	0.00	113,779.51	0.00	113,779.51	0.00	0.00	0.00	113,779.51	0.00
D	08/01/21 - 08/30/21	30	0.00	48,356.25	0.00	48,356.25	0.00	0.00	0.00	48,356.25	0.00
E	08/01/21 - 08/30/21	30	0.00	42,050.00	0.00	42,050.00	0.00	0.00	0.00	42,050.00	0.00
F	08/01/21 - 08/30/21	30	0.00	38,387.17	0.00	38,387.17	0.00	0.00	0.00	38,387.17	0.00
G	08/01/21 - 08/30/21	30	0.00	20,324.73	0.00	20,324.73	0.00	0.00	0.00	20,324.73	0.00
NR-RR	08/01/21 - 08/30/21	30	332,912.67	144,361.38	0.00	144,361.38	29,590.50	0.00	0.00	114,770.88	363,724.26
Totals			332,912.67	2,930,988.16	0.00	2,930,988.16	29,590.50	0.00	0.00	2,901,397.66	363,724.26

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

Additional Information
Total Available Distribution Amount (1)	3,342,482.14
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,941,522.34	Master Servicing Fee	2,675.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,675.90
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.05
ARD Interest	0.00	Operating Advisor Fee	1,341.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,941,522.34	Total Fees	10,534.18

Principal		Expenses/Reimbursements
Scheduled Principal	441,084.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	682.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,908.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	441,084.48	Total Expenses/Reimbursements	29,590.50

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,901,397.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	441,084.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,342,482.14
Total Funds Collected	3,382,606.82	Total Funds Distributed	3,382,606.82

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	799,093,068.67	799,093,068.67	Beginning Certificate Balance	799,093,068.51
(-) Scheduled Principal Collections	441,084.48	441,084.48	(-) Principal Distributions	441,084.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	798,651,984.19	798,651,984.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	799,632,606.71	799,632,606.71	Ending Certificate Balance	798,651,984.03
Ending Actual Collateral Balance	799,178,793.70	799,178,793.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,500,000 or less	11	21,038,405.85	2.63%	96	4.6493	1.825370	1.34 or less	18	196,543,607.92	24.61%	96	4.4591	0.822955
3,500,001 to 8,500,000	25	146,437,420.18	18.34%	92	4.3946	1.639860	1.35 to 1.44	2	20,000,000.00	2.50%	97	4.4500	1.410000
8,500,001 to 13,500,000	18	203,384,561.86	25.47%	95	4.3063	1.963311	1.45 to 1.54	6	58,923,098.52	7.38%	94	4.4927	1.502574
13,500,001 to 18,500,000	13	199,356,602.20	24.96%	95	4.2917	1.917325	1.55 to 1.64	5	39,542,561.73	4.95%	95	4.6374	1.604065
18,500,001 to 23,500,000	5	100,084,994.10	12.53%	96	4.4079	1.518209	1.65 to 1.74	6	89,519,112.71	11.21%	95	3.9759	1.684486
23,500,001 to 28,500,000	2	49,400,000.00	6.19%	95	4.1866	1.672653	1.75 to 1.84	6	68,185,962.07	8.54%	96	4.0066	1.821978
28,500,001 to 38,500,000	0	0.00	0.00%	0	0.0000	0.000000	1.85 to 1.94	8	39,543,329.93	4.95%	96	4.1788	1.902957
38,500,001 to 43,500,000	2	78,950,000.00	9.89%	95	3.7148	1.741877	1.95 to 2.04	2	18,375,197.29	2.30%	94	4.2512	2.016785
43,500,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.05 to 2.24	6	79,951,023.22	10.01%	96	4.1011	2.122520
Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245	2.25 to 2.44	5	31,650,716.19	3.96%	95	4.1726	2.307419
							2.45 or greater	12	156,417,374.61	19.59%	91	4.2712	2.942146
							Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	5,016,357.65	0.63%	97	4.4500	1.742600	Tennessee	5	42,687,792.88	5.34%	97	4.0927	1.383052
Arizona	4	7,711,038.10	0.97%	93	4.1390	2.021800	Texas	6	36,455,797.83	4.56%	96	4.3001	1.751085
Arkansas	1	3,750,000.00	0.47%	96	4.1000	2.343300	Utah	1	20,361,440.33	2.55%	96	4.7000	1.118500
California	15	164,930,343.79	20.65%	95	4.1828	1.656023	Virginia	6	28,213,868.62	3.53%	93	4.2396	2.710410
Colorado	1	1,677,176.62	0.21%	93	4.1390	2.021800	Washington	1	11,240,435.12	1.41%	96	4.6000	0.140400
Florida	6	39,954,079.97	5.00%	96	4.1098	1.274284	Wisconsin	4	44,341,182.88	5.55%	96	4.0158	1.697630
Georgia	4	21,393,949.92	2.68%	96	4.4754	1.675309	Wyoming	1	13,082,759.23	1.64%	95	4.0480	4.498900
Hawaii	2	12,500,000.00	1.57%	93	5.7500	2.757300	Totals	97	798,651,984.19	100.00%	95	4.2747	1.793245
Illinois	1	931,000.00	0.12%	96	5.4300	1.680500
									Property Type³
Indiana	2	1,236,642.66	0.15%	96	4.4785	1.604444
Kentucky	2	19,436,108.73	2.43%	95	4.6220	1.726355		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	2,481,012.18	0.31%	95	4.5000	2.315100		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	1	18,200,000.00	2.28%	95	3.9430	2.062000	Industrial	18	121,769,381.21	15.25%	96	4.1772	1.981461
Michigan	10	63,808,399.97	7.99%	96	4.4071	1.501394	Lodging	19	171,595,144.70	21.49%	96	4.5299	1.001324
Mississippi	1	4,450,000.00	0.56%	96	4.4800	1.910200	Mixed Use	6	77,834,220.21	9.75%	96	4.3045	1.829100
Missouri	4	21,762,363.02	2.72%	96	4.3930	2.177883	Mobile Home Park	1	18,200,000.00	2.28%	95	3.9430	2.062000
Nevada	1	50,384,615.38	6.31%	94	3.7408	1.662300	Multi-Family	8	75,764,420.86	9.49%	95	4.2043	2.040363
New Hampshire	3	24,760,000.00	3.10%	75	4.2833	2.333294	Office	10	109,511,440.33	13.71%	95	4.1059	2.110028
New Jersey	1	9,564,592.65	1.20%	97	4.2500	(0.877000)	Other	2	29,210,526.32	3.66%	95	4.5261	2.507904
New York	3	39,903,494.90	5.00%	96	4.6399	1.824831	Retail	30	184,035,838.41	23.04%	95	4.1985	1.802324
North Carolina	2	26,050,000.00	3.26%	96	4.0937	2.471473	Self Storage	3	10,731,012.18	1.34%	49	4.4923	2.731866
Ohio	1	2,438,861.03	0.31%	96	4.4000	1.720500	Totals	97	798,651,984.19	100.00%	95	4.2747	1.793245
Oregon	1	2,472,047.06	0.31%	93	4.1390	2.021800
Pennsylvania	4	53,406,623.70	6.69%	95	4.4953	1.965717
South Carolina	1	4,050,000.00	0.51%	96	4.4800	1.887500

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.8000% or less	8	146,814,325.08	18.38%	95	3.7223	1.892669	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.8001% to 4.0000%	6	75,525,243.22	9.46%	96	3.9480	1.783051	13 months to 24 months	41	399,073,553.52	49.97%	96	4.2460	1.589368
	4.0001% to 4.2000%	13	170,714,025.99	21.38%	95	4.1156	2.280918	25 months to 36 months	35	399,578,430.67	50.03%	93	4.3034	1.996864
	4.2001% to 4.4000%	11	108,270,039.13	13.56%	96	4.2948	1.803291	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.4001% to 4.6000%	18	126,594,338.87	15.85%	92	4.4848	1.600560	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	10	92,724,939.02	11.61%	95	4.7004	1.442519	Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245
	4.8001% to 5.0000%	6	49,894,577.98	6.25%	95	4.9014	0.811054
	5.0001% or greater	4	28,114,494.90	3.52%	95	5.4640	2.068998
	Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	76	798,651,984.19	100.00%	95	4.2747	1.793245	Interest Only	24	271,774,615.38	34.03%	93	4.0480	2.146392
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	33,634,317.70	4.21%	96	4.4026	0.909431
	Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245	300 months to 350 months	46	493,243,051.11	61.76%	96	4.3909	1.658930
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	83,349,423.09	10.44%	95	4.3051	2.050475				None
	12 months or less	66	701,989,068.99	87.90%	95	4.2775	1.776033
	13 months to 24 months	1	13,313,492.11	1.67%	97	3.9400	1.090400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	798,651,984.19	100.00%	95	4.2747	1.793245
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310951467	RT	Las Vegas	NV	Actual/360	3.74125%	128,849.78	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	09/01/21
1A	322450001				Actual/360	3.74125%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	09/01/21
2	322450002	IN	Various	Various	Actual/360	4.45025%	76,638.89	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	09/06/21
2A	322450102				Actual/360	4.45025%	57,479.17	0.00	0.00	N/A	10/06/29	--	15,000,000.00	15,000,000.00	09/06/21
2B	322450202				Actual/360	4.45025%	19,159.72	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	09/06/21
3	310952382	OF	Mountain View	CA	Actual/360	3.68825%	123,696.54	0.00	0.00	N/A	09/11/29	--	38,950,000.00	38,950,000.00	09/11/21
4	322450004	IN	Various	Various	Actual/360	3.75025%	62,336.02	30,287.10	0.00	N/A	09/06/29	--	19,304,056.79	19,273,769.69	09/06/21
4A	322450104				Actual/360	3.75025%	40,518.41	19,686.62	0.00	N/A	09/06/29	--	12,547,636.89	12,527,950.27	09/06/21
5	322450005	MF	Los Angeles	CA	Actual/360	4.15025%	53,604.17	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	09/06/21
5A	322450105				Actual/360	4.15025%	35,736.11	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	09/06/21
6	610950113	98	Collegeville	PA	Actual/360	4.32025%	93,000.00	0.00	0.00	N/A	08/11/29	--	25,000,000.00	25,000,000.00	09/11/21
7	307331150	LO	Various	FL	Actual/360	4.05025%	85,095.00	0.00	0.00	N/A	09/06/29	--	24,400,000.00	24,400,000.00	09/06/21
8	321960010	OF	Chantilly	VA	Actual/360	4.15025%	50,030.56	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	09/06/21
8A	321960110				Actual/360	4.15025%	35,736.11	0.00	0.00	N/A	06/06/29	--	10,000,000.00	10,000,000.00	09/06/21
9	28002280	OF	Salt Lake City	UT	Actual/360	4.70025%	82,514.12	26,399.82	0.00	N/A	09/06/29	--	20,387,840.15	20,361,440.33	09/06/21
10	300571973	RT	Colton	CA	Actual/360	4.85025%	85,521.75	22,655.07	0.00	N/A	07/06/29	--	20,477,439.15	20,454,784.08	09/06/21
11	307331149	MU	Brooklyn	NY	Actual/360	4.25025%	73,176.15	0.00	0.00	N/A	09/06/29	--	19,995,000.00	19,995,000.00	09/06/21
12	28002261	MH	Chelmsford	MA	Actual/360	3.94325%	61,795.57	0.00	0.00	N/A	08/06/29	--	18,200,000.00	18,200,000.00	09/06/21
13	300571983	MF	Fayetteville	NC	Actual/360	4.20025%	62,930.00	0.00	0.00	N/A	08/06/29	--	17,400,000.00	17,400,000.00	09/06/21
14	322450014	MU	Amarillo	TX	Actual/360	3.98025%	57,063.25	0.00	0.00	N/A	10/01/29	--	16,650,000.00	16,650,000.00	09/01/21
15	322450015	IN	Nashua	NH	Actual/360	4.18025%	59,426.83	0.00	0.00	N/A	08/01/29	--	16,510,000.00	16,510,000.00	09/01/21
16	300571980	LO	Corona	CA	Actual/360	4.93025%	62,034.10	18,114.93	0.00	N/A	08/06/29	--	14,612,494.34	14,594,379.41	09/06/21
17	300571974	RT	Palm Springs	CA	Actual/360	4.68325%	60,488.75	0.00	0.00	N/A	07/06/29	--	15,000,000.00	15,000,000.00	09/06/21
18	322450018	Various Various		Various	Actual/360	4.13925%	53,462.08	0.00	0.00	N/A	06/06/29	--	15,000,000.00	15,000,000.00	09/06/21
19	322450019	LO	Mount Juliet	TN	Actual/360	3.95025%	48,861.93	21,559.40	0.00	N/A	10/01/29	--	14,365,287.29	14,343,727.89	09/01/21
20	28002273	LO	New York	NY	Actual/360	5.20025%	61,903.33	16,070.42	0.00	N/A	09/06/29	--	13,824,565.32	13,808,494.90	05/06/20
21	322450021	LO	Mount Juliet	TN	Actual/360	4.08025%	47,242.22	19,664.78	0.00	N/A	10/01/29	--	13,446,551.88	13,426,887.10	09/01/21
22	322450022	OF	St Louis	MO	Actual/360	4.01525%	47,884.45	0.00	0.00	N/A	09/06/29	--	13,850,000.00	13,850,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	307331155	RT	Various	Various	Actual/360	3.94025%	45,237.75	20,050.61	0.00	N/A	10/06/29	--	13,333,542.72	13,313,492.11	08/06/21
24	322450024	MU	Ambler	PA	Actual/360	4.75025%	54,270.70	15,108.40	0.00	N/A	06/06/29	--	13,268,219.88	13,253,111.48	09/06/21
25	322450025	RT	Casper	WY	Actual/360	4.04825%	45,663.69	17,240.77	0.00	N/A	08/06/29	--	13,100,000.00	13,082,759.23	09/06/21
26	322450026	Various Various		HI	Actual/360	5.75025%	61,892.36	0.00	0.00	N/A	06/06/29	--	12,500,000.00	12,500,000.00	09/06/21
27	28002243	IN	Holland	MI	Actual/360	4.40025%	46,224.44	0.00	0.00	N/A	07/06/29	--	12,200,000.00	12,200,000.00	09/06/21
28	322450028	LO	SeaTac	WA	Actual/360	4.60025%	44,583.57	14,883.18	0.00	N/A	09/06/29	--	11,255,318.30	11,240,435.12	08/06/20
29	310952908	MF	Fresno	CA	Actual/360	4.22025%	41,789.72	0.00	0.00	N/A	09/11/29	--	11,500,000.00	11,500,000.00	09/11/21
30	310951242	MU	Hermosa Beach	CA	Actual/360	3.80025%	37,303.33	0.00	0.00	N/A	08/11/29	--	11,400,000.00	11,400,000.00	09/11/21
31	28002274	IN	Howell	MI	Actual/360	4.65025%	43,721.09	14,288.05	0.00	N/A	09/06/29	--	10,918,897.84	10,904,609.79	09/06/21
32	28002277	MU	Pikeville	KY	Actual/360	4.71025%	42,406.15	19,486.13	0.00	N/A	09/06/29	--	10,455,594.86	10,436,108.73	09/06/21
33	300572018	LO	Secaucus	NJ	Actual/360	4.25025%	35,073.65	19,100.16	0.00	N/A	10/06/29	--	9,583,692.81	9,564,592.65	09/06/21
34	322450034	OF	Louisville	KY	Actual/360	4.52025%	35,030.00	0.00	0.00	N/A	07/06/29	--	9,000,000.00	9,000,000.00	09/06/21
35	307331159	MF	Spring Lake	NC	Actual/360	3.88025%	28,900.61	0.00	0.00	N/A	10/06/29	--	8,650,000.00	8,650,000.00	09/06/21
36	307331147	LO	Benton Harbor	MI	Actual/360	4.50025%	31,940.00	11,128.25	0.00	N/A	09/06/29	--	8,242,581.25	8,231,453.00	09/06/21
37	300571977	LO	Cartersville	GA	Actual/360	4.47025%	31,678.61	11,238.26	0.00	N/A	08/06/29	--	8,229,990.89	8,218,752.63	09/06/21
38	410949618	IN	Hayward	CA	Actual/360	3.50025%	24,864.58	0.00	0.00	N/A	08/11/29	--	8,250,000.00	8,250,000.00	09/11/21
39	300571979	SS	Various	NH	Actual/360	4.49025%	31,897.71	0.00	0.00	N/A	08/06/24	--	8,250,000.00	8,250,000.00	09/06/21
40	307331146	LO	Lake Orion	MI	Actual/360	4.30025%	29,545.89	11,281.00	0.00	N/A	08/06/29	--	7,979,384.46	7,968,103.46	08/06/21
41	322450041	LO	Various	TX	Actual/360	4.90025%	29,180.43	10,653.08	0.00	N/A	10/01/29	--	6,915,704.55	6,905,051.47	09/01/21
42	322450042	LO	Clearlake	CA	Actual/360	4.25025%	25,197.96	9,729.77	0.00	N/A	10/01/29	--	6,885,211.76	6,875,481.99	09/01/21
43	300571990	LO	Grantville	PA	Actual/360	4.70025%	27,469.35	8,835.30	0.00	N/A	08/06/29	--	6,787,211.05	6,778,375.75	09/06/21
44	322450044	LO	Holiday	FL	Actual/360	4.50025%	26,268.25	9,199.72	0.00	N/A	08/06/29	--	6,778,903.73	6,769,704.01	09/06/21
45	300571991	RT	Hendersonville	TN	Actual/360	4.50025%	24,797.15	8,137.40	0.00	N/A	08/06/29	--	6,399,264.65	6,391,127.25	06/06/21
46	322450046	RT	El Segundo	CA	Actual/360	3.80025%	19,767.63	13,052.76	0.00	N/A	08/06/29	--	6,041,042.50	6,027,989.74	09/06/21
47	300571978	LO	Belton	MO	Actual/360	5.00025%	25,719.91	7,294.62	0.00	N/A	08/06/29	--	5,973,657.64	5,966,363.02	08/06/21
48	28002272	MU	New York	NY	Actual/360	4.65025%	24,425.42	0.00	0.00	N/A	09/06/29	--	6,100,000.00	6,100,000.00	05/06/21
49	322450049	RT	Cumming	GA	Actual/360	4.30025%	19,069.31	0.00	0.00	N/A	09/06/29	--	5,150,000.00	5,150,000.00	09/06/21
50	410950232	MF	Victoria	TX	Actual/360	4.41025%	18,987.50	0.00	0.00	N/A	08/11/29	--	5,000,000.00	5,000,000.00	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	28002283	RT	Douglasville	GA	Actual/360	4.48025%	17,938.67	0.00	0.00	09/06/29	10/06/33	--	4,650,000.00	4,650,000.00	09/06/21
52	300571982	RT	San Antonio	TX	Actual/360	4.44025%	17,420.06	5,503.64	0.00	N/A	08/06/29	--	4,556,250.00	4,550,746.36	09/06/21
53	300572006	RT	Saint Petersburg	FL	Actual/360	4.00025%	15,067.92	6,535.12	0.00	N/A	09/06/29	--	4,374,558.34	4,368,023.22	09/06/21
54	28002282	RT	Tupelo	MS	Actual/360	4.48025%	17,167.11	0.00	0.00	09/06/29	01/06/33	--	4,450,000.00	4,450,000.00	09/06/21
55	300571998	LO	Newport News	VA	Actual/360	4.75025%	17,267.87	7,817.29	0.00	N/A	09/06/29	--	4,221,685.91	4,213,868.62	09/06/21
56	410945177	RT	Vacaville	CA	Actual/360	4.08025%	15,107.33	5,620.34	0.00	N/A	08/11/29	--	4,300,000.00	4,294,379.66	09/11/21
57	322450057	RT	Memphis	TN	Actual/360	4.35025%	15,837.38	0.00	0.00	N/A	09/06/29	--	4,228,000.00	4,228,000.00	09/06/21
58	28002281	RT	Lexington	SC	Actual/360	4.48025%	15,624.00	0.00	0.00	09/06/29	10/06/34	--	4,050,000.00	4,050,000.00	09/06/21
59	300572000	RT	Benton	AR	Actual/360	4.10025%	13,239.58	0.00	0.00	N/A	09/06/29	--	3,750,000.00	3,750,000.00	09/06/21
60	300572004	MF	Stone Mountain	GA	Actual/360	4.75025%	13,823.21	4,330.12	0.00	N/A	09/06/29	--	3,379,527.41	3,375,197.29	09/06/21
61	300571994	OF	Humble	TX	Actual/360	4.30025%	12,404.31	0.00	0.00	N/A	08/06/29	--	3,350,000.00	3,350,000.00	09/06/21
62	307331145	SS	Maurice	LA	Actual/360	4.50025%	9,632.60	4,819.04	0.00	N/A	08/06/29	--	2,485,831.22	2,481,012.18	09/06/21
63	307331148	MF	Circleville	OH	Actual/360	4.40025%	9,253.33	3,365.84	0.00	N/A	09/06/29	--	2,442,226.87	2,438,861.03	09/06/21
64	300572010	MF	Eastpointe	MI	Actual/360	4.50025%	9,313.91	3,226.55	0.00	N/A	10/06/29	--	2,403,589.09	2,400,362.54	09/06/21
65	322450065	RT	Ludington	MI	Actual/360	4.70025%	9,329.77	3,000.84	0.00	N/A	08/06/29	--	2,305,227.87	2,302,227.03	09/06/21
66	28002286	RT	Fayette	MO	Actual/360	4.93025%	4,546.69	0.00	0.00	09/06/29	01/06/34	--	1,071,000.00	1,071,000.00	09/06/21
67	307331158	IN	Muncie	IN	Actual/360	4.60025%	3,614.38	1,720.10	0.00	N/A	10/06/29	--	912,465.88	910,745.78	09/06/21
68	28002285	RT	Centralia	IL	Actual/360	5.43025%	4,353.20	0.00	0.00	09/06/29	02/06/34	--	931,000.00	931,000.00	09/06/21
69	28002287	RT	Hubbard Lake	MI	Actual/360	4.93025%	3,833.49	0.00	0.00	09/06/29	04/06/34	--	903,000.00	903,000.00	09/06/21
70	28002284	RT	Trenton	MO	Actual/360	5.58025%	4,204.38	0.00	0.00	09/06/29	12/06/33	--	875,000.00	875,000.00	09/06/21
Totals							2,941,522.34	441,084.48	0.00				799,093,068.67	798,651,984.19
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	52,113,244.00	12,485,380.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,549,770.93	1,536,630.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,412,090.43	4,663,107.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,714,175.77	816,471.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	17,088.50	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,712,677.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,795,674.21	1,034,396.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,569,863.73	1,031,592.21	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,308,000.00	3,311,835.60	10/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,597,894.44	369,979.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	267,906.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,719,202.76	486,627.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,412,236.32	754,448.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,657,469.11	989,543.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,715,615.46	756,595.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,690,527.12	379,665.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	768,398.00	206,187.24	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,975,605.87	925,907.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	8,797,454.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
19	626,972.43	1,166,971.85	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	09/14/21	152,416.62	2,024.47	77,125.88	1,247,107.22	477,300.74	0.00
21	485,512.09	1,181,881.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,660,033.78	937,859.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	842,678.00	01/01/20	06/30/20	--	0.00	0.00	65,259.66	65,259.66	300,934.81	0.00
24	1,949,259.32	474,158.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,913,304.20	621,081.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,912,775.00	2,462,481.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,347,552.92	680,435.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	574,829.57	64,012.03	01/01/21	03/31/21	01/11/21	0.00	0.00	59,331.84	772,755.68	150,037.29	0.00
29	3,259,956.00	921,962.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	813,277.33	171,018.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,216,470.97	667,467.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,147,141.72	316,282.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(521,849.33)	(728,460.80)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	643,464.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	699,368.60	401,398.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	751,581.73	902,652.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	839,363.47	758,953.24	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	832,884.47	555,938.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	830,531.95	543,731.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(37,938.00)	(24,425.86)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	503,071.31	541,287.41	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	710,722.95	823,032.77	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	569,470.15	149,745.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	450,614.00	539,093.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	572,431.88	121,642.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	6,415.91	0.00
46	739,976.00	384,945.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	62,033.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	284,072.75	01/01/20	09/30/20	--	0.00	0.00	24,352.30	96,861.66	0.00	0.00
49	393,815.97	214,577.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	415,316.55	184,383.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	404,005.00	202,002.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	427,368.96	83,989.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	524,943.55	147,261.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	388,000.00	194,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	263,364.79	73,343.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	397,534.29	83,689.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	351,140.00	175,570.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	635,850.45	242,318.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	455,394.20	231,043.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	324,461.20	157,874.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	311,176.52	204,448.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	259,128.00	138,268.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	328,316.45	115,217.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	101,677.34	50,838.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	100,731.04	50,365.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	87,251.50	43,625.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	14,520.51	0.00
69	84,266.81	42,133.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	81,785.55	40,892.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	138,895,287.83	57,956,969.13				152,416.62	2,024.47	226,069.68	2,181,984.22	966,297.76	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	1	6,391,127.25	3	31,148,930.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274729%	4.231289%	95
08/17/21	1	20,477,439.15	3	20,478,649.11	2	25,079,883.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274798%	4.231340%	96
07/16/21	0	0.00	4	46,360,896.18	3	33,101,330.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274871%	4.228895%	97
06/17/21	4	46,280,125.34	1	6,100,000.00	3	33,147,603.74	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274936%	4.228943%	98
05/17/21	3	33,024,284.72	0	0.00	4	46,584,049.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.274983%	4.232888%	99
04/16/21	1	6,433,095.16	2	33,915,981.84	3	33,235,232.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275037%	4.232925%	100
03/17/21	2	19,876,756.46	2	28,537,061.75	2	25,239,516.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275084%	4.232958%	101
02/18/21	0	0.00	1	20,500,000.00	3	33,330,973.01	0	0.00	0	0.00	1	8,050,962.64	0	0.00	0	0.00	4.275151%	4.230871%	102
01/15/21	3	40,079,283.82	0	0.00	3	33,371,928.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275197%	4.237292%	103
12/17/20	1	20,500,000.00	0	0.00	3	33,412,716.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275243%	4.237319%	104
11/18/20	2	26,600,000.00	1	11,395,194.63	2	22,062,567.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.275296%	4.237351%	105
10/19/20	1	6,100,000.00	1	11,409,467.21	2	22,088,733.31	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	4.275341%	4.237377%	106
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	28002273	05/06/20	15	6	77,125.88	1,247,107.22	484,798.24	14,072,704.22	06/17/20	2
23	307331155	08/06/21	0	B	65,259.66	65,259.66	302,072.31	13,333,542.72	04/21/20	13
28	322450028	08/06/20	12	6	59,331.84	772,755.68	158,537.29	11,439,292.04	04/11/20	13
40	307331146	08/06/21	0	B	0.00	0.00	0.00	7,979,384.47
45	300571991	06/06/21	2	2	0.00	0.00	6,415.91	6,416,244.27	06/14/21	13
47	300571978	08/06/21	0	B	0.00	0.00	6,114.32	5,973,657.64	05/18/20	13
48	28002272	05/06/21	3	3	24,352.30	96,861.66	0.00	6,100,000.00	06/14/21	13
Totals					226,069.68	2,181,984.22	957,938.07	65,314,825.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		8,250,000	8,250,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		790,401,984	752,861,927	37,540,057		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	798,651,984	761,111,927	0	6,391,127	31,148,930	0
Aug-21	799,093,069	733,057,097	20,477,439	20,478,649	25,079,884	0
Jul-21	799,504,225	720,041,998	0	46,360,896	33,101,331	0
Jun-21	799,924,539	714,396,809	46,280,125	6,100,000	33,147,604	0
May-21	800,295,166	720,686,833	33,024,285	0	46,584,049	0
Apr-21	800,695,931	727,111,622	6,433,095	33,915,982	33,235,233	0
Mar-21	801,063,661	727,410,326	19,876,756	28,537,062	25,239,517	0
Feb-21	801,524,898	747,693,925	0	20,500,000	33,330,973	0
Jan-21	801,889,508	728,438,296	40,079,284	0	33,371,928	0
Dec-20	802,252,750	748,340,034	20,500,000	0	33,412,717	0
Nov-20	802,646,394	742,588,632	26,600,000	11,395,195	22,062,567	0
Oct-20	803,006,792	763,408,592	6,100,000	11,409,467	22,088,733	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	300571973	20,454,784.08	20,454,784.08	32,500,000.00	04/07/19	264,155.18	0.87870	03/31/21	07/06/29	336
16	300571980	14,594,379.41	14,594,379.41	21,600,000.00	05/10/19	160,001.24	0.66540	03/31/21	08/06/29	334
20	28002273	13,808,494.90	14,072,704.22	16,900,000.00	06/30/21	1,536,719.98	1.50000	--	09/06/29	335
23	307331155	13,313,492.11	13,333,542.72	30,950,000.00	07/25/19	737,292.00	1.09040	06/30/20	10/06/29	336
28	322450028	11,240,435.12	11,439,292.04	14,000,000.00	01/01/21	25,059.03	0.14040	03/31/21	09/06/29	335
45	300571991	6,391,127.25	6,416,244.27	9,900,000.00	06/05/19	114,458.13	1.15840	03/31/21	08/06/29	336
47	300571978	5,966,363.02	5,973,657.64	9,600,000.00	05/15/19	39,716.15	0.40090	03/31/21	08/06/29	334
48	28002272	6,100,000.00	6,100,000.00	9,600,000.00	06/28/19	281,134.25	1.30220	09/30/20	09/06/29	I/O
Totals		91,869,075.89	92,384,604.38	145,050,000.00		3,158,535.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	300571973	RT	CA	01/26/21	13

Loan recently transferred for imminent default at borrower's request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps. Received PNL and expecting relief request shortly. Borrower provided

	relie f request which the Special servicer is reviewing. Borrower and SS are discussing a proposed fb agreement.

16	300571980	LO	CA	03/30/20	9
	PPP Loan Consent has been approved and documented. Effectuating cash management prior to returning loan to MS.

20	28002273	LO	NY	06/17/20	2
	The loan transferred to SS on 6/17/2020. The Pre-Negotiation Letter has been sent to the borrower for execution. Special Servicer is pursuing legal remedies.

23	307331155	RT	Various	04/21/20	13

The loan transferred due to imminent default as a result of to COVID-19 pandemic. The Borrower has provided the requested due diligence. All tenants should be current on rent payments shortly and property poised to recover. The Borrower

	and specia l servicer are finalizing steps to have the loan to full performance and subsequently return to master servicer.

28	322450028	LO	WA	04/11/20	13
	Special Servicer is currently reviewing Borrower's forbearance request.

45	300571991	RT	TN	06/14/21	13

Loan recently transferred for Monetary Default as a result of the Covid-19 pandemic. Borrower has executed the Pre-Negotiation Letter. Pending receipt of due diligence items and Borrower's proposal for relief.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
47	300571978	LO	MO	05/18/20	13

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower subsequently withdrew their relief request and Special Servicer is documenting PPP and is awaiting latest financials.

48	28002272	MU	NY	06/14/21	13
Loan recently transferred for payment default as a result of the Covid-19 pandemic. PNL signed and discussing relief and next steps with Borrower. Borrower has expressed want to bring loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	307331150	24,400,000.00	4.05003%	24,400,000.00 4.05003%		10	07/09/20	06/06/20	08/11/20
26	322450026	12,500,000.00	5.75003%	12,500,000.00 5.75003%		10	05/28/20	04/03/20	10/13/20
40	307331146	0.00	4.30003%	0.00	4.30003%	10	01/29/21	05/06/20	02/11/21
Totals		36,900,000.00		36,900,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	4,408.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	682.16	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,908.34	0.00	0.00	682.16	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,590.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the UBS Commercial Mortgage

Trust 2019-C17 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30